Other Disclosures - Commitments and contingent liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Disclosures
Lease expense	$ 88,000	$ 102,000	$ 128,000
Remaining Obligation Under Leases Payable	48,000
Contingent liabilities	$ 2,000